Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule Loss by tax jurisdictions

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net income from PRC operations	(145,611)	(56,957)	(1,047,102)
Net loss from non-PRC operations	3,597,207	3,697,294	539,167

Total net loss (income) before tax	3,451,596	3,640,337	(507,935)

Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expenses	31,844	27,018	131,186
Deferred tax benefits	(12,508)	(12,827)	(35,151)

Income tax expenses	19,336	14,191	96,035

Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate

	Years ended December 31,
	2020	2021	2022
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of subsidiaries operating in other jurisdictions	0.89%	0.96%	(5.15%)
PRC Withholding taxes	(0.22%)	(0.44%)	5.73%
Expenses/losses not deductible for tax purposes	(0.71%)	(0.91%)	4.02%
Research and development expenses super deduction	2.00%	2.65%	(24.39%)
Compensation cost in relation to ordinary shares and options	(26.95%)	(26.36%)	45.24%
True up	(0.00%)	(0.04%)	(1.24%)
Effect of change of valuation allowance	(0.57%)	(1.25%)	(30.30%)

Effective tax rate	(0.56%)	(0.39%)	18.91%

Schedule Deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
—Advertising and business promotion expenditure	5,997	11,571
—Impairment loss	177,368	177,368
—Allowance for expected credit losses	15,431	18,135
—Loan loss provision	23,985	40,708
—Accrued expense	5,792	10,891
—Net operating loss carry forwards	598,975	423,025
—Others	4,268	12,402
Less: valuation allowance	(811,324)	(652,610)

Net deferred tax assets	20,492	41,490

Deferred tax liabilities
—Identifiable intangible assets from business combination	135,764	121,611

Total deferred tax liabilities	135,764	121,611

Schedule Movement of valuation allowance

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	727,508	747,354	811,324
Addition (reversal)	19,846	63,970	(158,714)

Total	747,354	811,324	652,610